Shareholder Report, Holdings (Details)	Dec. 31, 2025
Dodge & Cox Stock Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Dodge & Cox Stock Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Dodge & Cox Stock Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dodge & Cox Stock Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Dodge & Cox Stock Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Dodge & Cox Stock Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Dodge & Cox Stock Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Dodge & Cox Stock Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dodge & Cox Stock Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Dodge & Cox Stock Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Dodge & Cox Stock Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Dodge & Cox Stock Fund - Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Dodge & Cox Stock Fund - Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Dodge & Cox Stock Fund - Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dodge & Cox Stock Fund - Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Dodge & Cox Stock Fund - Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Dodge & Cox Stock Fund - Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Dodge & Cox Stock Fund - Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Dodge & Cox Stock Fund - Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dodge & Cox Stock Fund - Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Dodge & Cox Stock Fund - Class X | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Dodge & Cox Stock Fund - Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Dodge & Cox Global Stock Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Dodge & Cox Global Stock Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Dodge & Cox Global Stock Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Dodge & Cox Global Stock Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Dodge & Cox Global Stock Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Dodge & Cox Global Stock Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Dodge & Cox Global Stock Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dodge & Cox Global Stock Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dodge & Cox Global Stock Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Dodge & Cox Global Stock Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Dodge & Cox Global Stock Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Dodge & Cox Global Stock Fund - Class I | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Dodge & Cox Global Stock Fund - Class I | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Dodge & Cox Global Stock Fund - Class I | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Dodge & Cox Global Stock Fund - Class I | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dodge & Cox Global Stock Fund - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.30%
Dodge & Cox Global Stock Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Dodge & Cox Global Stock Fund - Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Dodge & Cox Global Stock Fund - Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Dodge & Cox Global Stock Fund - Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Dodge & Cox Global Stock Fund - Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Dodge & Cox Global Stock Fund - Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Dodge & Cox Global Stock Fund - Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Dodge & Cox Global Stock Fund - Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dodge & Cox Global Stock Fund - Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dodge & Cox Global Stock Fund - Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Dodge & Cox Global Stock Fund - Class X | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Dodge & Cox Global Stock Fund - Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Dodge & Cox Global Stock Fund - Class X | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Dodge & Cox Global Stock Fund - Class X | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Dodge & Cox Global Stock Fund - Class X | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Dodge & Cox Global Stock Fund - Class X | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dodge & Cox Global Stock Fund - Class X | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.30%
Dodge & Cox Global Stock Fund - Class X | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Dodge & Cox International Stock Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Dodge & Cox International Stock Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Dodge & Cox International Stock Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Dodge & Cox International Stock Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Dodge & Cox International Stock Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Dodge & Cox International Stock Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Dodge & Cox International Stock Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Dodge & Cox International Stock Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Dodge & Cox International Stock Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Dodge & Cox International Stock Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Dodge & Cox International Stock Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Dodge & Cox International Stock Fund - Class I | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Dodge & Cox International Stock Fund - Class I | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Dodge & Cox International Stock Fund - Class I | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Dodge & Cox International Stock Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Dodge & Cox International Stock Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Dodge & Cox International Stock Fund - Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Dodge & Cox International Stock Fund - Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Dodge & Cox International Stock Fund - Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Dodge & Cox International Stock Fund - Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Dodge & Cox International Stock Fund - Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Dodge & Cox International Stock Fund - Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Dodge & Cox International Stock Fund - Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Dodge & Cox International Stock Fund - Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Dodge & Cox International Stock Fund - Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Dodge & Cox International Stock Fund - Class X | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Dodge & Cox International Stock Fund - Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Dodge & Cox International Stock Fund - Class X | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Dodge & Cox International Stock Fund - Class X | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Dodge & Cox International Stock Fund - Class X | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Dodge & Cox International Stock Fund - Class X | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Dodge & Cox International Stock Fund - Class X | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Dodge & Cox Emerging Markets Stock Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Dodge & Cox Emerging Markets Stock Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Dodge & Cox Emerging Markets Stock Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Dodge & Cox Emerging Markets Stock Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Dodge & Cox Emerging Markets Stock Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Dodge & Cox Emerging Markets Stock Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Dodge & Cox Emerging Markets Stock Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Dodge & Cox Emerging Markets Stock Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Dodge & Cox Emerging Markets Stock Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dodge & Cox Emerging Markets Stock Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dodge & Cox Emerging Markets Stock Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Dodge & Cox Emerging Markets Stock Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Dodge & Cox Emerging Markets Stock Fund | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Dodge & Cox Emerging Markets Stock Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Dodge & Cox Emerging Markets Stock Fund | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Dodge & Cox Emerging Markets Stock Fund | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dodge & Cox Emerging Markets Stock Fund | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dodge & Cox Emerging Markets Stock Fund | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Dodge & Cox Emerging Markets Stock Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dodge & Cox Emerging Markets Stock Fund | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dodge & Cox Emerging Markets Stock Fund | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Dodge & Cox Balanced Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Dodge & Cox Balanced Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dodge & Cox Balanced Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Dodge & Cox Balanced Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Dodge & Cox Balanced Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Dodge & Cox Balanced Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dodge & Cox Balanced Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Dodge & Cox Balanced Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Dodge & Cox Balanced Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Dodge & Cox Balanced Fund Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Dodge & Cox Balanced Fund Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Dodge & Cox Balanced Fund Class I | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dodge & Cox Balanced Fund Class I | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Dodge & Cox Balanced Fund Class I | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Dodge & Cox Balanced Fund Class I | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Dodge & Cox Balanced Fund Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
Dodge & Cox Balanced Fund Class I | Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Dodge & Cox Balanced Fund Class I | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dodge & Cox Balanced Fund Class I | Net Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Dodge & Cox Balanced Fund - Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Dodge & Cox Balanced Fund - Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dodge & Cox Balanced Fund - Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Dodge & Cox Balanced Fund - Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Dodge & Cox Balanced Fund - Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Dodge & Cox Balanced Fund - Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dodge & Cox Balanced Fund - Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Dodge & Cox Balanced Fund - Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Dodge & Cox Balanced Fund - Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Dodge & Cox Balanced Fund - Class X | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Dodge & Cox Balanced Fund - Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Dodge & Cox Balanced Fund - Class X | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dodge & Cox Balanced Fund - Class X | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Dodge & Cox Balanced Fund - Class X | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Dodge & Cox Balanced Fund - Class X | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Dodge & Cox Balanced Fund - Class X | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
Dodge & Cox Balanced Fund - Class X | Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Dodge & Cox Balanced Fund - Class X | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dodge & Cox Balanced Fund - Class X | Net Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Dodge & Cox Income Fund - Class I | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Dodge & Cox Income Fund - Class I | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
Dodge & Cox Income Fund - Class I | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Dodge & Cox Income Fund - Class I | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dodge & Cox Income Fund - Class X | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Dodge & Cox Income Fund - Class X | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
Dodge & Cox Income Fund - Class X | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Dodge & Cox Income Fund - Class X | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dodge & Cox Global Bond Fund - Class I | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Dodge & Cox Global Bond Fund - Class I | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Dodge & Cox Global Bond Fund - Class I | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Dodge & Cox Global Bond Fund - Class I | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Dodge & Cox Global Bond Fund - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.50%
Dodge & Cox Global Bond Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Dodge & Cox Global Bond Fund - Class I | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Dodge & Cox Global Bond Fund - Class I | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dodge & Cox Global Bond Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dodge & Cox Global Bond Fund - Class X | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Dodge & Cox Global Bond Fund - Class X | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Dodge & Cox Global Bond Fund - Class X | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Dodge & Cox Global Bond Fund - Class X | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Dodge & Cox Global Bond Fund - Class X | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.50%
Dodge & Cox Global Bond Fund - Class X | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Dodge & Cox Global Bond Fund - Class X | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Dodge & Cox Global Bond Fund - Class X | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dodge & Cox Global Bond Fund - Class X | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%

[1]	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.